INCOME TAXES - Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Deferred
Total	$ 69,328	$ 76,504	$ 44,653
PRC
Current
- PRC income tax expenses	127,731	94,722	48,958
Deferred
- PRC income tax expenses	(58,403)	(18,218)	(4,305)
Total	$ 69,328	$ 76,504	$ 44,653